CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Preferred stock, shares authorized			60,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000	90,000,000
Common stock, shares issued	29,253,251	9,673,870		9,673,870
Common stock, shares outstanding	29,253,251	9,673,870		9,673,870
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,443,717	5,443,717		5,443,717
Preferred stock, shares issued	0	4,897,553		4,897,553
Preferred stock, shares outstanding	0	4,897,553		4,897,553
Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	3,456,286	3,456,286		3,456,286
Preferred stock, shares issued	0	3,195,599		1,743,481
Preferred stock, shares outstanding	0	3,195,599		1,743,481
Series C Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	600,000	600,000		600,000
Preferred stock, shares issued	0	438,367		0
Preferred stock, shares outstanding	0	438,367		0